Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Consolidated net income (loss)	$ 885	$ 778	$ (1,446)
Discontinued operations	324	(39)	(100)
Net income (loss) from continuing operations	561	817	(1,346)
Adjustments for:
Gain on sale of emission allowances	0	(600)	0
Depreciation and amortization of assets	1,120	1,120	1,105
Impairment losses of longed-lived assets	442	509	1,520
Share of profit of equity accounted investees	(30)	(54)	(49)
Results on sale of subsidiaries, other disposal groups and others	(116)	(23)	(5)
Financial expense, financial income and other items, net	354	737	888
Income taxes	209	137	36
Changes in working capital, excluding income taxes	(390)	(143)	199
Cash flow provided by operating activities from continuing operations	2,150	2,500	2,348
Interest paid	(493)	(524)	(679)
Income taxes paid	(188)	(170)	(124)
Net cash flow provided by operating activities from continuing operations	1,469	1,806	1,545
Net cash flows provided by operating activities from discontinued operations	6	37	49
Net cash flows provided by operating activities	1,475	1,843	1,594
INVESTING ACTIVITIES
Purchase of property, machinery and equipment, net	(909)	(776)	(538)
Proceeds from disposal of subsidiaries and assets held for sale, net	341	122	628
Proceeds from the sale of emission allowances	0	600	0
Acquisition of intangible assets, net	(151)	(192)	(53)
Non-current assets and others, net	(12)	(10)	50
Cash flows provided by (used in) investing activities from continuing operations	(731)	(256)	87
Net cash flows provided by (used in) investing activities from discontinued operations	(1)	(17)	0
Net cash flows provided by (used in) investing activities	(732)	(273)	87
FINANCING ACTIVITIES
Proceeds from new debt instruments	2,006	3,960	4,210
Debt repayments	(2,420)	(5,897)	(4,572)
Issuance of subordinated notes	0	994	0
Other financial obligations, net	(197)	(288)	(820)
Share repurchase program	(111)	0	(83)
Shares in trust for future deliveries under share-based compensation	(36)	0	0
Changes in non-controlling interests and repayment of perpetual debentures	(14)	(447)	(105)
Derivative financial instruments	34	(41)	12
Coupons on perpetual debentures and subordinated notes	(51)	(24)	(24)
Non-current liabilities, net	(172)	(109)	(138)
Net cash flows used in financing activities	(961)	(1,852)	(1,520)
Increase (decrease) in cash and cash equivalents from continuing operations	(223)	(302)	112
Increase in cash and cash equivalents from discontinued operations	5	20	49
Foreign currency translation effect on cash	100	(55)	1
Cash and cash equivalents at beginning of period	613	950	788
CASH AND CASH EQUIVALENTS AT END OF PERIOD	495	613	950
Changes in working capital, excluding income taxes:
Trade receivables	(208)	(20)	25
Other accounts receivable and other assets	(23)	94	(22)
Inventories	(464)	(341)	24
Trade payables	290	290	20
Other accounts payable and accrued expenses	$ 15	$ (166)	$ 152